Document and Entity Information	Dec. 01, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001537054
Document Type	8-K
Document Period End Date	Dec. 01, 2020
Entity Registrant Name	GOGO INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-35975
Entity Tax Identification Number	27-1650905
Entity Address, Address Line One	111 North Canal St.
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Chicago
Entity Address, Country	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	517-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GOGO
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred stock purchase rights
Trading Symbol	GOGO
Security Exchange Name	NASDAQ